Inventories, Net - Schedule of Movement of Allowance for Inventory Obsolescence (Details)	12 Months Ended
	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)
Schedule of Movement of Allowance for Inventory Obsolescence [Abstract]
Beginning of the year	$ 112,133	$ 86,970	$ 112,133
Reversal during the year	(29,020)	(22,508)
End of the year	$ 83,113	$ 64,462	$ 112,133